Financial Instruments - Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Fair value	$ 61,015	$ 67,647
Interest rate	6.95%
Fair Value | Convertible Note
Fair Value
Fair value	$ 46,292
Interest rate	9.00%
Fair Value | Long-term government loan payable
Fair Value
Fair value	$ 3,558
Interest rate	9.00%